FEDERATED CAPITAL INCOME FUND
A Portfolio of Federated Income Securities Trust

Class A Shares
Class B Shares
Class C Shares
Class F Shares

-----------------------------------------------------------------------------

Supplement to current prospectus dated January 31, 2006.


1. Please add the following to the end of the section entitled "PORTFOLIO MANAGEMENT INFORMATION":

      Robert M. Kowit

      Robert M. Kowit has been the Fund's Portfolio Manager since December 2002. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit was named a Senior Vice President of the Fund's Adviser in July 2001. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

      Roberto Sanchez-Dahl
      Roberto Sanchez-Dahl has been the Fund's Portfolio Manager since January 2003. Mr. Sanchez-Dahl joined Federated in December 1997 as a Senior Investment Analyst. He was promoted to Vice President of the
      Fund's  Adviser  in  January  2000.  Mr.   Sanchez-Dahl  served  as  an
      Associate covering Emerging Markets in the Credit Department at Goldman, Sachs & Co. from July 1994 through November 1997. Mr. Sanchez-Dahl is a Chartered Financial Analyst. He earned an M.B.A. from Columbia University with a concentration in Finance and International Business.


      Todd A. Abraham
      Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.


      Mark E. Durbiano
      Mark E. Durbiano has been the Fund's Portfolio Manager since December 2002. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


      Nathan H. Kehm
      The Fund may gain exposure to non-investment grade ("high-yield") fixed income securities by investing in securities of another fund (the "High Yield Bond Portfolio"), which is managed by Nathan H. Kehm. While Mr. Kehm does not make investment decisions directly on behalf of the Fund, its high-yield portion may be subject to his
      management of the High Yield Bond Portfolio.   He has been a
      portfolio manager of the High Yield Bond Portfolio since May 2004. Mr. Kehm joined Federated in December 1997 as an Investment Analyst. He was promoted to Assistant Vice President and Senior Investment Analyst of the Fund's Adviser in January 1999 and to Vice President in January 2001. Mr. Kehm is a Chartered Financial Analyst. He earned his M.B.A from the University of Pittsburgh.

      Ihab Salib
      The Fund may gain exposure to emerging markets fixed income securities by investing in securities of another fund (the "Emerging Markets Fixed Income Core Fund"), which is managed by Ilhab Salib. While Mr. Salib does not make investment decisions directly on behalf of the Fund, its emerging markets fixed income portion may be subject to his management of the Emerging Markets Fixed Income Core Fund.
      Mr. Salib has been a Portfolio Manager of the Emerging Markets Fixed Income Core Fund since October 2005. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's/Trust's Adviser. He has served as a portfolio manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.



   The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.


   John L. Nichol, John W. Harris and Joseph M. Balestrinio remain portfolio managers of the Fund.

                                                                      March 27,
   2006



   Federated Securities Corp., Distributor

   Cusip 31420C878            Cusip 31420C860         (34546) 3/06
   Cusip 31420C852            Cusip 31420C845

FEDERATED CAPITAL INCOME FUND
A Portfolio of Federated Income Securities Trust

Class A Shares
Class B Shares
Class C Shares
Class F Shares

-------------------------------------------------------------------------------

Supplement to current Statement of Additional Information (SAI) dated January 31, 2006.


1. Please add the following to the end of the section entitled "PORTFOLIO MANAGER INFORMATION":


                                                          Total Number of Other
                   Other Accounts Managed by                Accounts Managed/
                        Robert M. Kowit                       Total Assets*
                Registered Investment Companies        4 funds / $706.86 million
               Other Pooled Investment Vehicles                     0
                        Other Accounts                              0

-------------------------------------------------------------------------------
      *None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  none.

      Robert Kowit is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are:
      Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      The Fund will gain exposure to mortgage backed securities by investing in another fund (the "Emerging Markets Fixed Income Core Fund"). Mr. Kowit manages the Emerging Markets Fixed Income Core Fund according to its specific investment program. Thus, although Mr. Kowit is not responsible for making investment decisions directly on behalf of the Fund, the emerging markets fixed income portion of the Fund's portfolio may be subject to his management of the Emerging Markets Fixed Income Core Fund. Mr. Kowit's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Emerging Markets Fixed Income Core Fund's benchmark (i.e. Lehman Brothers Emerging Markets Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Emerging Markets Fixed Income Core Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Kowit is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. In his role as Head of the International Bond Group, Mr. Kowit has oversight responsibility for other portfolios that he does not personally manage. Investment Performance is calculated with an equal weighting of all accounts managed and all accounts where he provides oversight responsibility. In addition, Mr. Kowit serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is based on Federated's senior management's assessment of team contributions. Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.


                                                     Total Number of Other
              Other Accounts Managed by                Accounts Managed/
                 Roberto Sanchez-Dahl                    Total Assets*
           Registered Investment Companies         4 funds / $1,610.42 million
           Other Pooled Investment Vehicles                    0
                    Other Accounts                             0

      *None of the Accounts has an advisory fee that is based on the performance of the account.
--------------------------------------------------------------------------------

      Dollar value range of shares owned in the Fund:  none.

      Roberto Sanchez-Dahl is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      The Fund will gain exposure to mortgage backed securities by investing in another fund (the "Emerging Markets Fixed Income Core Fund"). Mr. Sanchez-Dahl manages the Emerging Markets Fixed Income Core Fund according to its specific investment program. Thus, although Mr. Sanchez-Dahl is not responsible for making investment decisions directly on behalf of the Fund, the emerging markets fixed income portion of the Fund's portfolio may be subject to his management of the Emerging Markets Fixed Income Core Fund. Mr. Sanchez-Dahl's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Emerging Markets Fixed Income Core Fund's benchmark (i.e. Lehman Brothers Emerging Markets Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Emerging Markets Fixed Income Core Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Sanchez-Dahl is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment Performance is calculated with an equal weighting of all accounts managed. In addition, Mr. Sanchez-Dahl serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is based on Federated's senior management's assessment of team contributions.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

                                                       Total Number of Other
              Other Accounts Managed by                  Accounts Managed/
                   Todd A. Abraham                         Total Assets*
           Registered Investment Companies         11 funds / $5,122.43 million
           Other Pooled Investment Vehicles                      0
                    Other Accounts                               0

      *None of the Accounts has an advisory fee that is based on the performance of the account.
--------------------------------------------------------------------------------

      Dollar value range of shares owned in the Fund:  none.

      Todd Abraham is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are:
      Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      The Fund will gain exposure to mortgage backed securities by investing in another fund (the "Federated Mortgage Core Portfolio"). Mr. Abraham manages the Federated Mortgage Core Portfolio according to its specific investment program. Thus, although Mr. Abraham is not responsible for making investment decisions directly on behalf of the Fund, the mortgage-backed fixed income portion of the Fund's portfolio may be subject to his management of the Federated Mortgage Core Portfolio. Mr. Abraham's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Federated Mortgage Core Portfolio's benchmark (i.e. Lehman Brothers Mortgage-Backed Securities Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Federated Mortgage Core Portfolio's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Abraham is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Abraham serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is based on Federated's senior management's assessment of team contributions.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

                                                     Total Number of Other
              Other Accounts Managed by                Accounts Managed/
                  Mark E. Durbiano                       Total Assets*
           Registered Investment Companies        11 funds / $3,522.07 million
          Other Pooled Investment Vehicles      3 portfolios / $328.37 million
                  Other Accounts                  4 accounts / $122.62 million

 *None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------------

      Dollar value range of shares owned in the Fund:  none.

      Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are:
      Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      The Fund will gain exposure to mortgage backed securities by investing in another fund (the "High Yield Bond Portfolio"). Mr. Durbiano manages the High Yield Bond Portfolio according to its specific investment program. Thus, although Mr. Durbiano is not responsible for making investment decisions directly on behalf of the Fund, the high yield fixed income portion of the Fund's portfolio may be subject to his management of the High Yield Bond Portfolio. Mr. Durbiano's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the High Yield Bond Portfolio's benchmark (i.e. Lehman Brothers U.S. Corporate High Yield 2% Issuer Constrained Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the High Yield Bond Portfolio's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Durbiano serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is based on Federated's senior management's assessment of team contributions.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

                                                        Total Number of Other
               Other Accounts Managed by                  Accounts Managed/
                     Nathan H. Kehm                         Total Assets*
            Registered Investment Companies         10 funds / $3,816.98 million
            Other Pooled Investment Vehicles        1 portfolio / $60.81 million
                     Other Accounts                  2 accounts / $84.17 million

--------------------------------------------------------------------------------
      * None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  none.

      Nathan Kehm is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are five weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are:
      Leadership/Teamwork/Communication, Client Satisfaction and Service, Research Performance and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      The Fund will gain exposure to mortgage backed securities by investing in another fund (the "High Yield Bond Portfolio"). Mr. Kehm manages the High Yield Bond Portfolio according to its specific investment program. Thus, although Mr. Kehm is not responsible for making investment decisions directly on behalf of the Fund, the high yield fixed income portion of the Fund's portfolio may be subject to his management of the High Yield Bond Portfolio. Mr. Kehm's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the High Yield Bond Portfolio's benchmark (i.e. Lehman Brothers U.S. Corporate High Yield 2% Issuer Constrained Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the High Yield Bond Portfolio's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Nathan Kehm is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Additionally, Mr. Kehm provides research and analytical support for other accounts. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      Research performance focuses on the quality of security recommendations, timeliness and other qualitative factors and is assessed by the Chief Investment Officer and other managers in portfolio manager's group.

      Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

      --------------------------------------------------------------------------
      Other Accounts Managed  Total Number of Other     Number of Other Accounts
            Ilhab Salib       Accounts Managed/     Manager/Total Assets Subject
                                 Total Assets*         to Performance-Based Fees
      --------------------------------------------------------------------------

       Registered Investment   3 funds / $530.12                    0
             Companies             million
      --------------------------------------------------------------------------

      Other Pooled Investment  4 portfolios / $590.27              0
             Vehicles              million
      --------------------------------------------------------------------------

          Other Accounts       5 accounts / $1,314.37    4 accounts / $1,129.36
                                   million                       million
      --------------------------------------------------------------------------

      *None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  none.

      Ihab Salib is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are:
      Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      The Fund will gain exposure to emerging markets fixed income securities by investing in another fund (the "Emerging Markets Fixed Income Core Fund"). Mr. Salib supervises the management of the Emerging Markets Fixed Income Core Fund according to its specific investment program. Thus, although Mr. Salib is not responsible for making investment decisions directly on behalf of the Fund, the emerging markets fixed income portion of the Fund's portfolio may be subject to his supervisory responsibility of the Emerging Markets Fixed Income Core Fund. Mr. Salib's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the fund's benchmark, and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Salib is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment Performance is calculated with an equal weighting of all accounts managed. Mr. Salib has oversight responsibility for the Emerging Markets Fixed Income Core Fund and other portfolios that he does not personally manage. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups. In addition, Mr. Salib serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

      As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


   John L. Nichol, John W. Harris and Joseph M. Balestrinio remain portfolio managers of the Fund.

                                                                 March 27, 2006



   Federated Securities Corp., Distributor

   Cusip 31420C878            Cusip 31420C860         (34547) 3/06
   Cusip 31420C852            Cusip 31420C845